Submission	Oct. 29, 2026
Submission [Line Items]
Central Index Key	0001782303
Registrant Name	Boundless Bio, Inc.
Registration File Number	333-299369
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES